Liquidity and Financial Condition (Details Textual) - USD ($)				1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 17, 2016	Apr. 15, 2016	Oct. 15, 2015	Jun. 30, 2016	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	May 04, 2017	Feb. 17, 2017	Jun. 29, 2016	Mar. 31, 2016	Aug. 08, 2015	Dec. 31, 2014
Liquidity and Financial Condition (Textual)
Maximum principal amount		$ 600,000
Common stock ratio shares				218,384
Share price					$ 3.00
Common stock, shares authorized					300,000,000	300,000,000		300,000,000
Common stock, par value				$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued				163,788	163,901	163,901	163,788	163,901
Common stock, shares outstanding					163,901	163,901		163,901
Percentage of common stock former holders				7.50%			7.50%
Preferred stock shares authorized					5,405,010	5,405,010		5,405,010
Preferred stock value per share					$ 1.00	$ 1.00		$ 1.00
Preferred stock shares issued					1,801,670	1,801,670		1,801,670
Preferred stock shares outstanding					1,801,670	1,801,670		1,801,670
Period for capital requirements fund							Eighteen months
Cash and cash equivalents					$ 307,304	$ 549,100		$ 549,100			$ 424,000
Enterprise value				$ 8,551,528	$ 8,551,528		$ 8,551,528
Reorganization of reimbursed cost								6,868
Fair Value of derivative financial instrument							394,460
Fresh-start adjustment				$ 2,500,000			$ 2,500,000
Stock price				$ 1.25			$ 1.25
Fair value assumptions, expected volatility rate					48.80%		48.80%
Fair value assumptions, risk free interest rate					0.58%		0.58%
Fair value assumptions, expected term					2 years		2 years
Accumulated deficit					$ (1,996,906)	(1,306,576)		(1,306,576)
Short-term investment					$ 30,021	$ 30,017		30,017
Identified separable intangible assets, description					The identified separable intangible assets included proprietary technology and knowledge, and customer contacts. These were valued through identification of the specific cash flows attributable to each asset, and using a discount rate of 30% in each case. The proprietary technology and knowledge was valued at $2,766,000 using a royalty savings method over the expected 20-year life of the asset. This method recognizes that ownership of intellectual property relieves the owner from having to pay a royalty to another party for its use. The customer relationships were valued in aggregate at $1,113,000 using a multi-period excess earnings method (MPEEM) over a period of 2.5 years.
Fair value assumptions, stock price					$ 3.00
Fair value assumptions strike price					$ 3.75
Interest expense								$ 146,509
Debt face amount									$ 1,247,310
2016 SPA [Member]
Liquidity and Financial Condition (Textual)
Maturity date				Jun. 30, 2018
Subscription price sales				$ 2,000,000
Convertible debt principal amount				$ 2,500,000			$ 2,500,000
Original issue discount rate				12.00%
Debt conversion, description				The Exit Facility is convertible at HCI's option at any time in whole or in part into shares of New Common Stock (as defined below) at a ratio of 1 share for every $3.75 of debt.
Predecessor [Member]
Liquidity and Financial Condition (Textual)
Common stock, shares authorized									100,000,000
Common stock, par value									$ 0.01
Common stock, shares issued									42,918,927
Common stock, shares outstanding									42,918,927
Preferred stock shares authorized									5,000,000
Preferred stock value per share									$ 0.01
Preferred stock shares issued									0
Preferred stock shares outstanding									0
Cash and cash equivalents				$ 955,803			955,803		$ 466,997				$ 319,443		$ 884,188
Discount on convertible debt current									393,169
Total current portion of debt				5,405,010			5,405,010		5,011,841
Interest expense on financing							35,848
Debtor in possession financing				600,000			600,000		600,000
Accumulated deficit				(14,822,777)			(14,822,777)		(13,480,509)
Short-term investment				$ 30,011			30,011		30,003
Net proceeds							$ 1,919,001		$ 150,000
Successor [Member]
Liquidity and Financial Condition (Textual)
Share price						$ 3.0		$ 3.0
Common stock, shares authorized				300,000,000		300,000,000	300,000,000	300,000,000
Common stock, par value				$ 0.01		$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued				163,786		163,786	163,786	163,786
Common stock, shares outstanding				163,786		163,786	163,786	163,786
Preferred stock shares authorized				5,405,000		5,000,000	5,405,000	5,000,000
Preferred stock value per share				$ 1.00		$ 0.01	$ 1.00	$ 0.01
Preferred stock shares issued				1,801,670		1,801,670	1,801,670	1,801,670
Preferred stock shares outstanding				1,801,670		1,801,670	1,801,670	1,801,670
Cash and cash equivalents				$ 955,803	$ 307,304	$ 549,100	$ 955,803	$ 549,100
Discount on convertible debt current
Total current portion of debt
Interest expense on financing
Debtor in possession financing
Accumulated deficit						(1,306,576)		(1,306,576)
Short-term investment				30,011		30,017	30,011	$ 30,017
Net proceeds						$ 750,000
Derivative Financial Instruments [Member]
Liquidity and Financial Condition (Textual)
Debtor in possession financing				600,000			600,000
Net proceeds				1,319,001
Discount				500,000			500,000
Interest expense				35,848
Derivative financial instrument				394,460			394,460
Debt amount				1,605,540
Reorganization costs				45,151			45,151
Debt face amount				$ 2,500,000			$ 2,500,000
Former Preferred Stock [Member]
Liquidity and Financial Condition (Textual)
Common stock, shares authorized												300,000,000
Common stock, par value												$ 0.01
Common stock, shares issued												42,918,927
Common stock, shares outstanding												42,918,927
Preferred stock shares authorized												5,000,000
Preferred stock value per share												$ 0.01
Preferred stock shares issued
Preferred stock shares outstanding
New Preferred Stock [Member]
Liquidity and Financial Condition (Textual)
Convertible preferred stock shares				5,405,010			5,405,010
Convertible preferred stock designated par value				$ 1.00			$ 1.00
Description of conversion shares and exercise of management options to exit facility
The New Preferred Stock is convertible into New Common Stock on a 1:3 basis and, if converted on the Effective Date, would convert into 82.5% of the New Common Stock issued and outstanding on the Effective Date, after taking into account shares of New Common Stock issued to holders of the Former Common Stock and the exercise of the Management Options but prior to any conversion of the Exit Facility.

Conversion of stock, shares converted							1,117,480
Former Common Stock [Member]
Liquidity and Financial Condition (Textual)
Common stock, shares authorized												300,000,000
Common stock, par value												$ 0.01
Common stock, shares issued												42,918,927
Common stock, shares outstanding												42,918,927
Preferred stock conversion basis, description	The holders of Former Common Stock, representing 7.5% of SGB's issued and outstanding New Common Stock, after taking into account full exercise of the Management Options (as defined below) and conversion of the New Preferred Stock (as defined below) but prior to any conversion of the Exit Facility, as of the Effective Date. Further, under the Plan, upon the Effective Date certain members of the Company's management were entitled to receive options ("Management Options") to acquire an aggregate of 10%, or approximately 218,384 shares, of SGB's New Common Stock, on a fully diluted basis, assuming conversion of all of the New Preferred Stock but not the Exit Facility.
New Common Stock [Member]
Liquidity and Financial Condition (Textual)
Common stock, shares authorized	5,405,010
Common stock, par value	$ 0.01
Common stock, shares issued	163,901
Preferred stock value per share	$ 1.00
Conversion of stock, shares converted	1,117,480
Preferred stock conversion basis, description	The New Preferred Stock is convertible into New Common Stock on a 1:1 basis and, if converted on the Effective Date, would convert into 82.5% of the New Common Stock issued and outstanding on the Effective Date, after taking into account shares of New Common Stock issued to holders of the Former Common Stock and the exercise of the Management Options but prior to any conversion of the Exit Facility.
Preferred stock shares received	1,117,480
Management Options [Member]
Liquidity and Financial Condition (Textual)
Common stock ratio shares							218,384
Options to acquire aggregate percentage.							10.00%
HCI [Member]
Liquidity and Financial Condition (Textual)
Common stock ratio shares							1
Share price				$ 3.75			$ 3.75
Conversion of stock, shares converted								1,117,480
Noncontrolling interest percentage						51.17%		51.17%
Reorganization of reimbursed cost								$ 45,151
Convertible debt principal amount						$ 1,605,540		$ 1,605,540
HCI [Member] | Securities Purchase Agreement [Member]
Liquidity and Financial Condition (Textual)
Maturity date	Jun. 30, 2018
Subscription price sales	$ 750,000
Convertible debt principal amount	$ 937,500
Original issue discount rate	12.00%
Debt conversion, description	The November 2016 Debenture is convertible at HCI's option at any time in whole or in part into shares of New Common Stock at a ratio of 1 share for every $3.75 of debt.
Exit Facility [Member]
Liquidity and Financial Condition (Textual)
Description of operational improvement plan							(i) to make a one hundred percent (100%) distribution for payment of unsecured claims in accordance with the Plan, (ii) to pay all costs of the administration of SGB's Bankruptcy, (iii) to pay all amounts owed under the DIP Facility and (iv) for general working capital purposes of the Company.
Senior Secured Convertible Debenture [Member]
Liquidity and Financial Condition (Textual)
Maturity date	Jun. 30, 2018						Jun. 30, 2018
Maximum principal amount	$ 937,500						$ 2,500,000
Interest rate	12.00%
Subscription price sales	$ 750,000						$ 2,000,000
Percentage of OID secured convertible debenture				12.00%			12.00%
Common stock ratio shares	1
Share price	$ 3.75
Interest expense				$ 146,509
Senior Secured Convertible Debenture [Member] | SGB [Member]
Liquidity and Financial Condition (Textual)
Subscription price sales					$ 2,000,000
Percentage of OID secured convertible debenture					12.00%
Senior Secured Convertible Debenture [Member] | HCI [Member]
Liquidity and Financial Condition (Textual)
Maturity date	Jun. 30, 2018
Maximum principal amount	$ 937,500
Subscription price sales	$ 750,000
Percentage of OID secured convertible debenture	12.00%
DIP Credit Agreement [Member]
Liquidity and Financial Condition (Textual)
Maturity date			Apr. 15, 2016
Maximum principal amount		$ 600,000
Interest rate		12.00%	12.00%
Collateral fee		$ 25,000	$ 25,000
Debtor in possession financing			$ 600,000
Subsequent Event [Member]
Liquidity and Financial Condition (Textual)
Cash and cash equivalents										$ 169,900